Investment Risks	Jan. 28, 2026
State Farm Growth Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. There is no guarantee that the Sub-Adviser’s investment decisions or techniques will produce the desired returns. The assessment by the Sub-Adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market. This may be as a result of the factors used by the Sub-Adviser in building a multifactor quantitative model. Whenever a model is used, there is also a risk that the model will not work as planned. In addition, there may be periods when quality investing is out of favor and during which time the Fund’s performance may suffer.

State Farm Growth Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, public health emergencies and pandemics, epidemics, climate change and climate-related events, terrorism, regulatory events and governmental or quasi-governmental actions.

State Farm Growth Fund | Long-term Ownership Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Long-term Ownership Strategy Risk. The Fund’s investment approach generally emphasizes buying and holding securities over long periods. As such, the Fund could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Fund to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover.

State Farm Growth Fund | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund’s long-term ownership strategy historically has resulted in a low rate of turnover in its portfolio. Therefore, the Fund has accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. As a result, unless you are purchasing shares of the Fund through a tax-advantaged account (such as an IRA), buying shares at a time when the Fund has unrealized gains might eventually cost you money in taxes.

State Farm Growth Fund | Large Cap Risk
Prospectus [Line Items]
Risk [Text Block]	Large Cap Risk. The risk that returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.
State Farm Growth Fund | Mid Cap Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Stock Risk. The risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Generally, the smaller the company size, the greater the risk.

State Farm Growth Fund | Futures Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Risk. The risk arising from the Fund’s use of futures, which include the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts; the possible inability of the Fund to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Sub-Adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

State Farm Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
State Farm Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency.
State Farm Balanced Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. There is no guarantee that the Sub-Adviser’s investment decisions or techniques will produce the desired returns. The assessment by the Fund’s investment Sub-Adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market. This may be as a result of the factors used by the Sub-Adviser in building a multifactor quantitative model. Whenever a model is used, there is also a risk that the model will not work as planned. In addition, there may be periods when quality investing is out of favor and during which time the Fund’s performance may suffer.

State Farm Balanced Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, public health emergencies and pandemics, epidemics, climate change and climate-related events, terrorism, regulatory events and governmental or quasi-governmental actions.

State Farm Balanced Fund | Long-term Ownership Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Long-term Ownership Strategy Risk. The Fund’s investment approach generally emphasizes buying and holding securities over long periods. As such, the Fund could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Fund to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover.

State Farm Balanced Fund | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund’s long-term ownership strategy historically has resulted in a low rate of turnover in its portfolio. Therefore, the Fund has accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. As a result, unless you are purchasing shares of the Fund through a tax-advantaged account (such as an IRA), buying shares at a time when the Fund has unrealized gains might eventually cost you money in taxes.

State Farm Balanced Fund | Large Cap Risk
Prospectus [Line Items]
Risk [Text Block]	Large Cap Risk. The risk that returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.
State Farm Balanced Fund | Mid Cap Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Cap Stock Risk. The risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Generally, the smaller the company size, the greater the risk.

State Farm Balanced Fund | Futures Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Risk. The risk arising from the Fund’s use of futures, which include the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts; the possible inability of the Fund to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Sub-Adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

State Farm Balanced Fund | Tracking Risk
Prospectus [Line Items]
Risk [Text Block]

Tracking Risk. The Sub-Adviser invests in fixed income securities to try to duplicate the investment composition and performance of the Bond Index. There is a risk that the Fund’s performance may vary substantially from the performance of the Bond Index as a result of share purchases and redemptions, transaction costs, expenses and other factors.

State Farm Balanced Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The Sub-Adviser may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.
State Farm Balanced Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. The risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities.

State Farm Balanced Fund | Prepayment (or Call) Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment (or Call) Risk. The risk that an issuer could exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) earlier than expected. The exercise of such right may result in a decreased rate of return and a decline in value of those obligations and, accordingly, a decline in the Fund’s NAV.

State Farm Balanced Fund | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Some U.S. Government Securities, such as Treasury bills, notes and bonds are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Banks), (c) the discretionary authority of the U.S. Government to purchase the agency’s obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instrumentalities in the future.

State Farm Balanced Fund | Credit (or Default) Risk
Prospectus [Line Items]
Risk [Text Block]

Credit (or Default) Risk. The risk that the inability or unwillingness of an issuer or a counterparty to meet its principal or interest payments or other financial obligations will adversely affect the value of the Fund’s investments and its returns. The credit quality of a debt security or of the issuer of a debt security held by the Fund could deteriorate rapidly, which may impair the Fund’s liquidity or cause a deterioration in the Fund’s NAV.

State Farm Balanced Fund | Debt Extension Risk
Prospectus [Line Items]
Risk [Text Block]

Debt Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. Under these circumstances, the value of the obligation will decrease.

State Farm Balanced Fund | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.
State Farm Balanced Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]

Income Risk. The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

State Farm Balanced Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Fair valuation of the Fund’s investments involves subjective judgment. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

State Farm Balanced Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
State Farm Balanced Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency.
State Farm Interim Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. There is no guarantee that the Sub-Adviser’s investment decisions or techniques will produce the desired returns. The assessment by the Sub-Adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

State Farm Interim Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, public health emergencies and pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

State Farm Interim Fund | Tracking Risk
Prospectus [Line Items]
Risk [Text Block]

Tracking Risk. The risk that the Fund’s performance may vary substantially from the performance of the Index as a result of share purchases and redemptions, transaction costs, expenses and other factors.

State Farm Interim Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The Sub-Adviser may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.
State Farm Interim Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. The risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities.

State Farm Interim Fund | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. . Some U.S. Government Securities, such as Treasury bills, notes and bonds are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Banks), (c) the discretionary authority of the U.S. Government to purchase the agency’s obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instrumentalities in the future.

State Farm Interim Fund | Credit (or Default) Risk
Prospectus [Line Items]
Risk [Text Block]

Credit (or Default) Risk. The risk that the inability or unwillingness of an issuer or a counterparty to meet its principal or interest payments or other financial obligations will adversely affect the value of the Fund’s investments and its returns. The credit quality of a debt security or of the issuer of a debt security held by the Fund could deteriorate rapidly, which may impair the Fund’s liquidity or cause a deterioration in the Fund’s NAV.

State Farm Interim Fund | Debt Extension Risk
Prospectus [Line Items]
Risk [Text Block]

Debt Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. Under these circumstances, the value of the obligation will decrease.

State Farm Interim Fund | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.
State Farm Interim Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]

Income Risk. The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

State Farm Interim Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology.

State Farm Interim Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
State Farm Interim Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency.
State Farm Municipal Bond Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]

Management Risk. There is no guarantee that the Sub-Adviser’s investment decisions or techniques will produce the desired returns. The assessment by the Sub-Adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

State Farm Municipal Bond Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, public health emergencies and pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

State Farm Municipal Bond Fund | Prepayment (or Call) Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment (or Call) Risk. The risk that an issuer could exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) earlier than expected. The exercise of such right may result in a decreased rate of return and a decline in value of those obligations and, accordingly, a decline in the Fund’s NAV.

State Farm Municipal Bond Fund | Debt Extension Risk
Prospectus [Line Items]
Risk [Text Block]

Debt Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

State Farm Municipal Bond Fund | Inflation Risk
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.
State Farm Municipal Bond Fund | Income Risk
Prospectus [Line Items]
Risk [Text Block]

Income Risk. The risk that the income from the bonds the Fund holds will decline. This risk applies when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

State Farm Municipal Bond Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology.

State Farm Municipal Bond Fund | Municipal Securities Risks
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risks. The municipal market can be significantly affected by adverse tax, legislative, political or public health changes and the financial condition of issuers of municipal securities. In recent years an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, state and local economic and business developments, natural disasters and public health emergencies may adversely affect the yield and/or value of the Fund’s investments in municipal securities. For example, a public health emergency, such as a pandemic, may significantly stress the financial resources of a municipal issuer, which may impair the municipal issuer’s ability to meet its financial obligations and adversely impact the value of its bonds, which in turn could negatively impact the performance of the Fund. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. Risks relating to municipal securities include:

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Credit (or Default) Risk. The risk that the inability or unwillingness of an issuer or counterparty to meet its principal or interest payments or other financial obligations will adversely affect the value of the Fund’s investments and its returns. The credit quality of a debt security or of the issuer of a debt security held by the Fund could deteriorate rapidly, which may impair the Fund’s liquidity or cause a deterioration in the Fund’s NAV.

●

Interest Rate Risk. The risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities.

●	Liquidity Risk. The Sub-Adviser may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

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High Yield Risk. High yield securities and unrated securities of similar credit quality (securities rated below investment grade, commonly known as “junk bonds”) are subject to greater levels of credit, call, and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

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Tax Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service (the “IRS”) may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax-exempt should in fact be taxable. This may result in a significant decline in the value of the security.

State Farm Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
State Farm Municipal Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency.